Subsequent events (Details) - Subsequent Event [Member] - USD ($)	Mar. 02, 2018	Jan. 31, 2018
Subsequent Event [Line Items]
Share repurchase, remaining amount under the program	$ 145,700,000
Senior Notes [Member] | AGAT/AICDC Notes Due 2023 [Member]
Subsequent Event [Line Items]
Face amount		$ 600,000,000
Stated interest rate		3.30%
Senior Notes [Member] | AGAT/AICDC Notes Due 2028 [Member]
Subsequent Event [Line Items]
Face amount		$ 550,000,000
Stated interest rate		3.875%